INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Taxes
Income (Loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2015	2016	2017

Domestic	$(16,712)	$(3,393)	$10,485
Foreign	(24,249)	6,453	(92,065)

Total	$(40,961)	$3,060	$(81,580)

Schedule of Income Taxes
Taxes on income are comprised as follows:

	Year ended December 31,
	2015	2016	2017

Current taxes	$9,656	$3,753	$1,212
Taxes in respect of previous years	14	(273)	(1,179)
Deferred tax benefit	(8,973)	(3,268)	(8,859)

Total	$697	$212	$(8,826)

Schedule of Income Taxes by Jurisdiction
Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2015	2016	2017

Domestic	$8,830	$3,396	$1,548
Foreign	(8,133)	(3,184)	(10,374)

Total	$697	$212	$(8,826)

Domestic:
Current taxes	$8,929	$2,800	$387
Deferred tax (benefit) expense	(113)	937	2,532
Taxes in respect of previous years	14	(341)	(1,371)

Total - Domestic	$8,830	$3,396	$1,548

Foreign:
Current taxes	$727	$953	$825
Deferred tax benefit	(8,860)	(4,205)	(11,391)
Taxes in respect of previous years	-	68	192

Total - Foreign	$(8,133)	$(3,184)	$(10,374)

Total income tax expense	$697	$212	$(8,826)

Schedule of Deferred Tax Assets (Liabilities)
The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2016	2017
Deferred tax assets:
Net operating loss carry forwards	$8,267	$5,809
Research and development	3,190	753
Intangible assets	-	829
Other temporary differences mainly relating to reserve and allowances	2,703	1,937
Deferred tax assets, before valuation allowance	14,160	9,328
Valuation allowance	4,739	4,530
Total deferred tax assets, net	$9,421	$4,798

Deferred tax liabilities:
Intangible assets	$(10,998)	$-
Property and equipment, net	(2,393)	$-
Total deferred tax liabilities	$(13,391)	$-

Total deferred tax liability, net	$(3,970)	$4,798

Domestic:
Long term deferred tax asset, net	$4,069	$1,536
Long term deferred tax liability	-
	$4,069	$1,536

Foreign:
Long term deferred tax asset, net	$48	$3,262
Long term deferred tax liability	(8,087)
	$(8,039)	$3,262

Total deferred tax asset (liability), net	$(3,970)	$4,798

Schedule of the Reconciliation of the Effective Tax Rate
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31,
	2015	2016	2017

Income (Loss) before taxes on income	$(40,961)	$3,060	$(81,580)
Statutory tax rate in Israel	26.5%	25.0%	24.0%
Theoretical tax expense (income)	$(10,855)	$765	$(19,579)

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(5,654)	(1,356)	(584)

Non-deductible expenses	18,493	1,777	1,150

Non- deductible Impairment charges	2,245	-	12,652

Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net	(4,617)	527	(209)
Tax adjustment in respect of different tax rate of foreign subsidiaries	1,185	(2,032)	(3,392)
Change in future tax rate	-	448	836
Other	(100)	83	300

Taxes on income	$697	$212	$(8,826)

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.12	$0.02	$0.01
Diluted	$0.12	$0.02	$0.01

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2016	2017

Balance at the beginning of the year	$2,401	$3,236
Increase (decrease) related to prior year tax positions, net	(812)	153
Increase related to current year tax positions	1,647	674

Balance at the end of the year	$3,236	$4,063